THE GABELLI EQUITY SERIES FUNDS, INC.

(the "COMPANY")

The Gabelli Small Cap Growth Fund (the "Fund")

Supplement dated July 2, 2013, to the Company's Class AAA Prospectus dated

January 28, 2013

Effective immediately, the following replaces the last sentence of the first paragraph under the "Principal Investment Strategies"
sub-section in the "Summary of the Fund" section found on page 3 of the Company's AAA Prospectus:

"The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment."

THE GABELLI EQUITY SERIES FUNDS, INC.

(the "COMPANY")

The Gabelli Small Cap Growth Fund (the "Fund")

Supplement dated July 2, 2013, to the Company's Class ACI Prospectus dated

January 28, 2013

Effective immediately, the following replaces the last sentence of the first paragraph under the "Principal Investment Strategies" sub-section in the "Summary of the Fund" section found on page 3 of the Company's ACI Prospectus:

"The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment."